FAIR VALUE MEASUREMENT - Gain (Loss) Recognized in Statements of Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ (19,230)	$ (272)	$ 27,322
Foreign exchange forward contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	(16,414)	(2,638)	4,798
Foreign exchange option contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	(2,023)
Warrants
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives		711	24,554
Commodity hedge
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives			75
Interest rate swaption
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives			(4,335)
Interest rate swap
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ (793)	$ 1,655	$ 2,230